MEMORIAL FUNDS

                              GOVERNMENT BOND FUND
                               CORPORATE BOND FUND
                               GROWTH EQUITY FUND
                                VALUE EQUITY FUND

                              INSTITUTIONAL SHARES

                      Supplement Dated December 16, 1998 to
                         Prospectus Dated March 15, 1998

1. Page 5 of the Prospectus is amended by deleting the "Annual Fund Operating Expenses" table and replacing it with the following:

ANNUAL FUND OPERATING EXPENSES(1)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                  Government     Corporate     Growth     Value
                                     Bond          Bond        Equity     Equity
                                     Fund          Fund         Fund       Fund
                                     ----          ----         ----       ----
Investment Advisory Fees             0.23%         0.23%       0.35%       0.35%
Rule 12b-1 Fees                      None          None         None       None
Other Expenses
   Shareholder Service Fees          0.17%         0.17%       0.15%       0.15%
   Miscellaneous                     0.35%         0.35%       0.50%       0.50%
                                     -----         -----       -----       -----
Total Operating Expenses             0.75%         0.75%       1.00%       1.00%

     (1) Annual Fund Operating Expenses are calculated as a percentage of each Fund's average net assets assuming average net assets of at least $50 million. If the average net assets of a Fund are lower in any given year, the expenses will be a higher percentage of the Fund's assets.

2. Page 9 of the Prospectus is amended by deleting the third paragraph and accompanying table and replacing them with the following:

     For its services under the Investment Advisory Agreement, the Adviser receives the following fees with respect to the following funds:


                                                    ADVISORY FEE
                                               (as a percentage of
                                            average daily net assets)
Government Bond Fund                                   0.23%
Corporate Bond Fund                                    0.23%
Growth Equity Fund                                     0.35%
Value Equity Fund                                      0.35%

3. The Prospectus is amended by deleting the Section "Shareholder Services" on pages l6-l7 of the Prospectus and replacing it with the following:

SHAREHOLDER SERVICES

     The Trust has adopted a shareholder services plan providing that the Trust may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement whereby Memorial Group, Inc., a corporation of which Christopher W. Hamm, the Chairman of the Board of Trustees and President of the Trust, is the sole shareholder, performs certain shareholder services not otherwise provided by the Funds' transfer agent. For these services, the Trust pays Memorial Group, Inc. fees of 0.15% annually of the average daily net assets of the Institutional Shares of Growth Equity Fund and Value Equity Fund and 0.17% annually of the average daily net assets of the Institutional Shares of Government Bond Fund and Corporate Bond Fund owned by investors for which the Memorial Group, Inc. maintains a servicing relationship. The Memorial Group, Inc. has received or expects to receive from FAdS and its affiliates payments of approximately 10 basis points on $43,027,468.37 and 12 basis points on $138,981,438.22 of the Funds' average net assets for providing administrative and shareholder servicing support during the period of the Funds operation prior to the inception of the current shareholder services agreement.

4. The Prospectus is amended by deleting the Section "Custody" on page l7 of the Prospectus and replacing it with the following:

CUSTODY

Investors Bank & Trust Company serves as each Fund's custodian and may appoint subcustodians for the foreign securities and other assets held in foreign countries.

                                 MEMORIAL FUNDS

                              GOVERNMENT BOND FUND
                               CORPORATE BOND FUND
                               GROWTH EQUITY FUND
                                VALUE EQUITY FUND

                                  TRUST SHARES

                      Supplement Dated December 16, 1998 to
                         Prospectus Dated March 15, 1998


1. Page 5 of the Prospectus is amended by deleting the "Annual Fund Operating Expenses" table and "Example" and replacing them with the following:

ANNUAL FUND OPERATING EXPENSES(1)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                               Government      Corporate     Growth      Value
                                 Bond            Bond        Equity     Equity
                                 Fund            Fund         Fund       Fund
                                 ----            ----         ----       ----
Investment Advisory Fees         0.23%           0.23%        0.35%      0.35%
Rule 12b-1 Fees                  0.25%           0.25%        0.25%      0.25%
Other Expenses                   0.65%           0.65%        0.85%      0.85%
                                ------           -----        -----      -----
Total Operating Expenses         1.13%           1.13%        1.45%      1.45%

     Annual Fund Operating Expenses are calculated as a percentage of each Fund's average net assets assuming average net assets of at least $7.5 million. If the average net assets of a Fund are lower in any given year, the expenses will be a higher percentage of the Fund's assets.

EXAMPLE

     The following hypothetical example indicates the dollar amount of expenses that you would pay if you invested $1,000 in a Fund's Shares, assuming that (1) the Fund's expenses are as listed above, (2) the Fund has a 5% annual return and
(3) you reinvest all dividends and distributions paid by the Fund. The example does not represent past or future expenses or return; actual expenses and return may be more or less than indicated.


                                    1 Year           3 Years
                                    ------           -------
Government Bond Fund                $11              $36
Corporate Bond Fund                 $11              $36
Growth Equity Fund                  $15              $46
Value Equity Fund                   $15              $46


2. Page 9 of the Prospectus is amended by deleting the second paragraph and accompanying table and replacing them with the following:

     For its services under the Investment Advisory Agreement, the Adviser receives the following fees with respect to the following funds:

                                                         ADVISORY FEE
                                                    (as a percentage of
                                                 average daily net assets)
Government Bond Fund                                        0.23%
Corporate Bond Fund                                         0.23%
Growth Equity Fund                                          0.35%
Value Equity Fund                                           0.35%

3.  Pages  16-17  of  the   Prospectus  are  amended  by  deleting  the  Section
"Distribution Expenses" and replacing it with the following:

DISTRIBUTION EXPENSES

         Under a distribution plan (the "Plan") adopted by the Board, the Funds may reimburse FFSI for the distribution expenses incurred by FFSI on behalf of a Fund. These expenses may include the cost of advertising and promotional materials, providing prospective shareholders with a Fund's prospectus, statement of additional information and shareholder reports, reimbursing the Distributor for its distribution expenses and compensating others who may provide assistance in distributing Shares of a Fund. These expenses may include costs of FFSI's offices such as rent, communications equipment, employee salaries and overhead costs. The Trust will not reimburse FFSI for any distribution expenses in any fiscal year of a Fund in excess of 0.25% of the Fund's average daily net assets. During the period in which the Plan and the related Distribution Agreement are in effect, the Board will from time to time determine the amount of distribution expense reimbursement to be paid. Unreimbursed expenses of the distributor incurred during a fiscal year of the Trust may not be reimbursed by the Trust in future years or after the termination of the Plan or the Distribution Agreement. To the extent that the Funds engage in joint distribution activities, distribution costs will be allocated among the participating Funds pro rata according to their net assets. FFSI has entered into an agreement under the Plan whereby Memorial Group, Inc., a corporation of which Christopher W. Hamm, the Chairman of the Board of Trustees and President of the Trust, is the sole shareholder, receives 0.25% for performing certain distribution-related activities.

4. The Prospectus is amended by deleting the Section "Custody" on page l7 of the Prospectus and replacing it with the following:

CUSTODY

Investors Bank & Trust Company serves as each Fund's custodian and may appoint subcustodians for the foreign securities and other assets held in foreign countries.